Document and Entity Information	Nov. 02, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002035149
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Flowco Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42477
Entity Tax Identification Number	99-4382473
Entity Address, Address Line One	1300 Post Oak Blvd.
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	997-4877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FLOC
Security Exchange Name	NYSE
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FLOC
Security Exchange Name	NYSE